RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 58.8	$ 45.8
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	3.8	3.3
Cash outflow for leases	19.7	24.1
Other inflows (outflows) of cash, classified as financing activities	$ 16.6	$ 21.5